Advances for Vessels Under Construction and Acquisitions - Zijishan B003 (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015
Long-term Purchase Commitment [Line Items]
Contract Amount	$ 3,931
Contract Payments	3,931
Capitalized Costs	1,535
Total	$ 5,466	$ 0
Zijishan B003
Long-term Purchase Commitment [Line Items]
Year of Expected Delivery	2015
Contract Amount	$ 3,931
Contract Payments	3,931
Capitalized Costs	1,535
Total	$ 5,466